The Company and Nature of Operations (Sogou's Business, Intitial Public Offering of Sogou) (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) Directors shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Organization and Nature of Operations [Line Items]
Proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses | $		$ 0	$ 622,131	$ 0
One-time credit to additional paid-in capital in shareholders' equity resulted from the completion of Sogou's IPO | $			622,131
Sogou [Member]
Organization and Nature of Operations [Line Items]
Number of Directors entitled to elect or appoint under the Voting Agreement | Directors		7
Sogou [Member] | Within three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Provisions of the Voting Agreement		Within three years following the completion of Sogou's IPO, Sohu will vote all Sogou Class B Ordinary Shares and any Sogou Class A Ordinary Shares held by it and Tencent will vote 45,578,896 of its Sogou Class B Ordinary Shares to elect a Board of Directors consisting of seven directors, four of whom will be appointed by Sohu, two of whom will be appointed by Tencent, and the seventh of whom will be Sogou's then chief executive officer.
Sogou [Member] | After three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Provisions of the Voting Agreement		After three years following the completion of Sogou's IPO, Sohu will be entitled to choose to change the size and composition of Sogou's Board of Directors, subject to Tencent's right to appoint at least one director.
Sogou [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Number of Directors entitled to elect or appoint under the Voting Agreement | Directors		4
Combined voting power given to Sohu		50.10%
Sogou [Member] | Tencent Holdings Limited [Member]
Organization and Nature of Operations [Line Items]
Number of Directors entitled to elect or appoint under the Voting Agreement | Directors		2
Sogou [Member] | Tencent Holdings Limited [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Minimum percentage of issued shares held with respect to required terms		15.00%
Minimum percentage of consent from holder required		15.00%
Sogou [Member] | IPO [Member]
Organization and Nature of Operations [Line Items]
Proceeds from IPO, after deducting underwriting discounts and commissions and offering expenses | $			$ 622,100
Sogou [Member] | IPO [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
One-time credit to additional paid-in capital in shareholders' equity resulted from the completion of Sogou's IPO | $	$ 278,400
The condition period after the completion of Sogou's IPO to reinstate or terminate voting arrangements		5 years
Sogou [Member] | Ordinary Shares [Member] | Sohu.com Limited [Member]
Organization and Nature of Operations [Line Items]
Approximate percentage of Sogou's total outstanding Class A and Class B Ordinary Shares		33.00%
Approximate voting power of Sogou's total outstanding Class A and Class B Ordinary Shares		44.00%
Total voting power held alone by Sohu to automatically suspend the voting arrangements with respect to the size and composition of Sogou's Board of Directors		50.00%
Sogou [Member] | Ordinary Shares [Member] | Sohu.com Limited [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Minimum percentage of issued shares held with respect to required terms		15.00%
Minimum percentage of consent from holder required		15.00%
Sogou [Member] | Ordinary Shares [Member] | Tencent Holdings Limited [Member]
Organization and Nature of Operations [Line Items]
Approximate percentage of Sogou's total outstanding Class A and Class B Ordinary Shares		38.00%
Approximate voting power of Sogou's total outstanding Class A and Class B Ordinary Shares		52.00%
Sogou [Member] | Ordinary Shares [Member] | Sohu and Tencent [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Minimum percentage of total voting power held by Sohu and Tencent together to remove and replace the directors appointed		50.00%
Sogou [Member] | Class A Ordinary Shares [Member] | IPO [Member]
Organization and Nature of Operations [Line Items]
Voting right entitled to ordinary shares			One vote per share
Share issued and sold upon initial public offering, number of shares			50,643,856
Sogou [Member] | Class A Ordinary Shares [Member] | Over-allotment Option [Member]
Organization and Nature of Operations [Line Items]
Share issued and sold upon initial public offering, number of shares			5,643,856
Sogou [Member] | Class B Ordinary Shares [Member] | Tencent Holdings Limited [Member] | Maximum [Member]
Organization and Nature of Operations [Line Items]
Maximum number of ordinary shares held by Tencent to be required to vote		45,578,896
Sogou [Member] | Class B Ordinary Shares [Member] | Tencent Holdings Limited [Member] | Within three years following the completion of Sogou's IPO [Member]
Organization and Nature of Operations [Line Items]
Number of ordinary shares to be voted to select directors		45,578,896
Sogou [Member] | Class B Ordinary Shares [Member] | IPO [Member]
Organization and Nature of Operations [Line Items]
Voting right entitled to ordinary shares			Ten votes per share
Conversion into Class A ordinary shares, shares, each Class B Ordinary Share			1
Sogou [Member] | Class B Ordinary Shares [Member] | IPO [Member] | Sohu.com Limited [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Minimum percentage of ordinary shares transfer to terminate the voting agreement		30.00%
Sogou [Member] | ADSs [Member] | IPO [Member]
Organization and Nature of Operations [Line Items]
Share issued and sold upon initial public offering, number of shares			50,643,856
Sogou [Member] | ADSs [Member] | Over-allotment Option [Member]
Organization and Nature of Operations [Line Items]
Share issued and sold upon initial public offering, number of shares			5,643,856